Securitized Vacation Ownership Debt	3 Months Ended
Mar. 31, 2012
Debt [Abstract]
Securitized Vacation Ownership Debt

Note 10. Securitized Vacation Ownership Debt

As discussed in Note 5, the Company’s VIEs associated with the securitization of its VOI notes receivable are consolidated in the Company’s financial statements. Long-term and short-term securitized vacation ownership debt consisted of the following (in millions):

	March 31,	December 31,
	2012	2011
2005 securitization, interest rates ranging from 5.25% to 6.29%, maturing 2018	32	37
2006 securitization, interest rates ranging from 5.28% to 5.85%, maturing 2018	24	27
2009 securitization, interest rate at 5.81%, maturing 2016	85	92
2010 securitization, interest rates ranging from 3.65% to 4.75%, maturing 2020	177	190
2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2025	171	186

	489	532
Less current maturities	(125)	(130)

Long-term securitized debt	$364	$402